CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted cash	$ 875	$ 0
Common shares, par value (in usd per share)	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000
Common stock, shares issued (in shares)	73,249,042
Common stock, shares outstanding (in shares)	73,249,042
Series A preferred shares, par value (in usd per share)	$ 0.0001
Series A preferred shares, authorized (in shares)	10,000,000
Series A preferred shares, outstanding (in shares)	163,510	0
Preferred stock, shares issued (in shares)	163,510	0
Total assets	$ 203,439	$ 65,689
Total liabilities	99,280	37,588
Variable interest entity
Total assets	42,332	22,639
Total liabilities	$ 79,579	$ 40,426